Income Taxes - Reconciliation of income taxes at the statutory rate to the provision for income taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)	$ 381	$ 367	$ 319
Income taxes at statutory rate	133	128	112
Effect of permanent items	(4)	(1)	(4)
Effect of change in U.S. corporate tax rate	(24)	0	0
Provision for income taxes as shown in the statement of earnings	$ 105	$ 127	$ 108
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	35.00%	35.00%	35.00%
Effect of permanent items as a percentage of EBT	(1.00%)	0.00%	(1.00%)
Effect of change in U.S. corporate tax rate as a percentage of EBT	(0.06)	0.00	0.00
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT	28.00%	35.00%	34.00%